Goodwill (Details 2)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Reebonz Limited [Member]
StatementsLineItems [Line Items]
Principal activity		Import, export, wholesale and retail of luxury products
Country of business/incorporation		Singapore
Percentage of ownership interest		100.00%	100.00%
Draper Oakwood Technology Acquisition, Inc. [Member]
StatementsLineItems [Line Items]
Principal activity		Special purpose acquisition
Country of business/incorporation		United States of America
Percentage of ownership interest		100.00%
Reebonz Australia [Member]
StatementsLineItems [Line Items]
Principal activity		Provide marketing support and sale of luxury products
Country of business/incorporation		Australia
Percentage of ownership interest		100.00%	100.00%
Reebonz Korea [Member]
StatementsLineItems [Line Items]
Principal activity	[1]	Import, export, wholesale, retail and rental of luxury products
Country of business/incorporation	[1]	Korea
Percentage of ownership interest	[1]	58.40%	49.20%
Invitree [Member]
StatementsLineItems [Line Items]
Principal activity		Sale of luxury products
Country of business/incorporation		Korea
Percentage of ownership interest		90.00%	90.00%

[1]	The Company is entitled to appoint and has the majority of directors who direct key activities of the entity. The Company concluded that it has control over Reebonz Korea as it has power to direct the relevant activities of Reebonz Korea and is exposed to the variable. During the year, the Group increased its shareholding in Reebonz Korea from 49.2% to 58.4%. Refer to Note 30 for further details.